SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices
The Company has used the following 12-month average benchmark prices to determine its 2019 reserves for SEC requirements.

Crude Oil and NGLs						Natural Gas
WTI Cushing Oklahoma	WCS	Canadian Light Sweet	Cromer LSB	North Sea Brent	Edmonton C5+	Henry Hub Louisiana	AECO	BC Westcoast Station 2
(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
55.73	57.29	66.77	66.85	62.54	68.71	2.54	2.02	1.13

Schedule of Natural Gas Net Proved Reserve Quantities

Natural Gas (Bcf)(1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2016	4,594	25	25	4,644
Extensions and discoveries	261	—	—	261
Improved recovery	179	—	—	179
Purchases of reserves in place	106	—	—	106
Sales of reserves in place	—	—	—	—
Production	(558)	(14)	(7)	(579)
Economic revisions due to prices	403	5	(1)	407
Revisions of prior estimates	214	9	(1)	222
Reserves, December 31, 2017	5,199	25	16	5,240
Extensions and discoveries	90	—	—	90
Improved recovery	414	—	—	414
Purchases of reserves in place	67	—	—	67
Sales of reserves in place	(3)	—	—	(3)
Production	(523)	(11)	(8)	(542)
Economic revisions due to prices	(746)	—	(2)	(748)
Revisions of prior estimates	(192)	13	15	(164)
Reserves, December 31, 2018	4,306	27	21	4,354
Extensions and discoveries	106	—	—	106
Improved recovery	202	—	—	202
Purchases of reserves in place	34	—	—	34
Sales of reserves in place	—	—	—	—
Production	(511)	(9)	(8)	(528)
Economic revisions due to prices	246	—	2	248
Revisions of prior estimates	346	(2)	23	367
Reserves, December 31, 2019	4,728	16	38	4,782
Net proved developed reserves
December 31, 2016	2,805	18	18	2,841
December 31, 2017	3,081	22	9	3,112
December 31, 2018	2,382	23	12	2,417
December 31, 2019	2,342	11	28	2,381

(1)	Information in the reserves data tables may not add due to rounding.

The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2019, 2018, 2017 and 2016:

	North America
Crude Oil and NGLs (MMbbl)(1)	Synthetic Crude Oil	Bitumen(2)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2016	2,542	1,301	504	4,347	93	74	4,514
Extensions and discoveries	—	28	17	45	—	—	45
Improved recovery	—	7	19	26	1	—	27
Purchases of reserves in place	2,232	37	67	2,336	—	—	2,336
Sales of reserves in place	—	—	—	—	—	—	—
Production	(100)	(70)	(44)	(214)	(9)	(6)	(229)
Economic revisions due to prices	—	18	17	35	18	1	54
Revisions of prior estimates	282	44	14	340	4	—	344
Reserves, December 31, 2017	4,956	1,365	594	6,915	107	69	7,091
Extensions and discoveries	744	151	17	912	—	—	912
Improved recovery	—	10	50	60	1	3	64
Purchases of reserves in place	—	2	7	9	7	—	16
Sales of reserves in place	—	(4)	—	(4)	—	—	(4)
Production	(148)	(64)	(47)	(259)	(9)	(6)	(274)
Economic revisions due to prices	—	(45)	(18)	(63)	11	1	(51)
Revisions of prior estimates	109	54	1	164	(3)	4	165
Reserves, December 31, 2018	5,661	1,469	604	7,734	114	71	7,919
Extensions and discoveries	334	18	12	364	—	—	364
Improved recovery	—	169	12	181	—	—	181
Purchases of reserves in place	—	666	2	668	—	—	668
Sales of reserves in place	—	—	—	—	—	—	—
Production	(137)	(81)	(49)	(267)	(10)	(7)	(285)
Economic revisions due to prices(3)	(288)	3	—	(285)	(1)	1	(285)
Revisions of prior estimates	(17)	(27)	17	(28)	3	6	(19)
Reserves, December 31, 2019	5,554	2,216	598	8,368	105	70	8,544
Net proved developed reserves
December 31, 2016	2,527	384	353	3,264	12	31	3,307
December 31, 2017	4,967	410	399	5,776	28	21	5,825
December 31, 2018	5,661	461	378	6,500	37	34	6,571
December 31, 2019	5,452	661	354	6,466	38	39	6,543

(1)	Information in the reserves data tables may not add due to rounding.

(2)
Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.

(3)	Reflects the impact of increased royalties at Oil Sands Mining and Upgrading (SCO) due to higher Bitumen pricing resulting in higher royalties and lower net reserves.

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$117,643	$7,296	$3,933	$128,872
Unproved properties	2,510	—	69	2,579
	120,153	7,296	4,002	131,451
Less: accumulated depletion and depreciation	(52,824)	(5,712)	(2,712)	(61,248)
Net capitalized costs	$67,329	$1,584	$1,290	$70,203

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$110,154	$7,321	$5,471	$122,946
Unproved properties	2,600	—	37	2,637
	112,754	7,321	5,508	125,583
Less: accumulated depletion and depreciation	(48,862)	(5,735)	(4,203)	(58,800)
Net capitalized costs	$63,892	$1,586	$1,305	$66,783

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$106,900	$7,126	$4,881	$118,907
Unproved properties	2,541	—	91	2,632
	109,441	7,126	4,972	121,539
Less: accumulated depletion and depreciation	(44,779)	(5,653)	(3,719)	(54,151)
Net capitalized costs	$64,662	$1,473	$1,253	$67,388

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$3,405	$—	$—	$3,405
Unproved	91	—	—	91
Exploration	38	—	33	71
Development	4,687	349	233	5,269
Costs incurred	$8,221	$349	$266	$8,836

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$214	$127	$—	$341
Unproved	340	—	(89)	251
Exploration	116	—	35	151
Development	3,245	110	212	3,567
Costs incurred	$3,915	$237	$158	$4,310

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$15,091	$—	$—	$15,091
Unproved	321	—	—	321
Exploration	112	—	15	127
Development	3,753	255	101	4,109
Costs incurred	$19,277	$255	$116	$19,648

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities [Table Text Block]
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2019, 2018 and 2017 are summarized in the following tables:

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$17,348	$920	$676	$18,944
Production	(5,701)	(391)	(109)	(6,201)
Transportation	(968)	(19)	(2)	(989)
Depletion, depreciation and amortization	(4,982)	(308)	(242)	(5,532)
Asset retirement obligation accretion	(156)	(28)	(6)	(190)
Petroleum revenue tax	—	88	—	88
Income tax	(1,468)	(105)	(79)	(1,652)
Results of operations	$4,073	$157	$238	$4,468

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$16,065	$891	$647	$17,603
Production	(5,772)	(405)	(208)	(6,385)
Transportation	(929)	(22)	(2)	(953)
Depletion, depreciation and amortization	(4,689)	(257)	(201)	(5,147)
Asset retirement obligation accretion	(148)	(29)	(9)	(186)
Petroleum revenue tax	—	12	—	12
Income tax	(1,223)	(76)	(51)	(1,350)
Results of operations	$3,304	$114	$176	$3,594

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$13,083	$784	$578	$14,445
Production	(4,962)	(400)	(226)	(5,588)
Transportation	(790)	(31)	(1)	(822)
Depletion, depreciation and amortization	(4,463)	(509)	(205)	(5,177)
Asset retirement obligation accretion	(128)	(27)	(9)	(164)
Petroleum revenue tax	—	78	—	78
Income tax	(740)	42	(28)	(726)
Results of operations	$2,000	$(63)	$109	$2,046

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure
The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$515,864	$10,030	$5,858	$531,752
Future production costs	(194,076)	(4,893)	(2,081)	(201,050)
Future development costs and asset retirement obligations	(70,879)	(2,648)	(1,076)	(74,603)
Future income taxes	(53,759)	(936)	(547)	(55,242)
Future net cash flows	197,150	1,553	2,154	200,857
10% annual discount for timing of future cash flows	(136,616)	(1)	(715)	(137,332)
Standardized measure of future net cash flows	$60,534	$1,552	$1,439	$63,525

	2018
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$500,557	$12,002	$6,447	$519,006
Future production costs	(193,387)	(5,148)	(2,284)	(200,819)
Future development costs and asset retirement obligations	(63,202)	(2,909)	(1,099)	(67,210)
Future income taxes	(60,526)	(1,484)	(626)	(62,636)
Future net cash flows	183,442	2,461	2,438	188,341
10% annual discount for timing of future cash flows	(126,699)	(545)	(771)	(128,015)
Standardized measure of future net cash flows	$56,743	$1,916	$1,667	$60,326

	2017
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$413,180	$8,740	$4,786	$426,706
Future production costs	(198,304)	(4,168)	(1,876)	(204,348)
Future development costs and asset retirement obligations	(61,169)	(2,853)	(1,258)	(65,280)
Future income taxes	(35,645)	(595)	(248)	(36,488)
Future net cash flows	118,062	1,124	1,404	120,590
10% annual discount for timing of future cash flows	(73,171)	(59)	(455)	(73,685)
Standardized measure of future net cash flows	$44,891	$1,065	$949	$46,905

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2019	2018	2017
Sales of crude oil and natural gas produced, net of production costs	$(11,807)	$(10,229)	$(8,013)
Net changes in sales prices and production costs	(3,515)	20,386	7,466
Extensions, discoveries and improved recovery	5,883	2,807	481
Changes in estimated future development costs	(1,889)	(698)	(5,548)
Purchases of proved reserves in place	7,418	396	25,782
Sales of proved reserves in place	—	(55)	—
Revisions of previous reserve estimates	(3,384)	2,711	4,245
Accretion of discount	8,062	6,119	3,075
Changes in production timing and other	447	(955)	(662)
Net change in income taxes	1,984	(7,061)	(4,236)
Net change	3,199	13,421	22,590
Balance - beginning of year	60,326	46,905	24,315
Balance - end of year	$63,525	$60,326	$46,905